Goldman Sachs Emerging Markets Credit Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Emerging Markets Credit Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 561
Expense Example, with Redemption, 3 Years	1,207
Expense Example, with Redemption, 5 Years	1,877
Expense Example, with Redemption, 10 Years	3,660
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	1,015
Expense Example, with Redemption, 5 Years	1,856
Expense Example, with Redemption, 10 Years	4,035
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	696
Expense Example, with Redemption, 5 Years	1,333
Expense Example, with Redemption, 10 Years	3,048
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	718
Expense Example, with Redemption, 5 Years	1,371
Expense Example, with Redemption, 10 Years	3,124
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	693
Expense Example, with Redemption, 5 Years	1,328
Expense Example, with Redemption, 10 Years	$ 3,039